SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 43.18%
Basic Materials — 1.13%
$ 400,000	Celanese US Holdings LLC, 5.90%, 7/5/24	$399,788
600,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 5.72%, 11/15/23(a)	599,384

		999,172

Communications — 0.56%
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	496,236

Consumer, Cyclical — 3.45%
525,000	Brunswick Corp., 0.85%, 8/18/24	485,126
725,000	Daimler Trucks Finance North America LLC, (SOFR RATE + 1.000%), 4.66%, 4/5/24(a),(b)	722,027
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	477,608
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.24%, 2/26/27(a)	806,345
575,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(b)	558,073

		3,049,179

Consumer, Non-cyclical — 2.69%
1,150,000	HCA, Inc., 5.38%, 2/1/25	1,148,760
1,350,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	1,234,361

		2,383,121

Energy — 1.67%
1,325,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	1,149,069
200,000	Energy Transfer LP, 3.60%, 2/1/23	199,562
130,000	EQT Corp., 5.68%, 10/1/25	129,765

		1,478,396

Financial — 25.85%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	990,465
1,000,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.715%), 4.41%, 1/7/25(a),(b)	971,952
650,000	Bank of America Corp., GMTN, 0.52%, 6/14/24(c)	634,054
1,250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 5.29%, 7/23/24(a)	1,249,431
250,000	Barclays Plc, 1.01%, 12/10/24(c)	237,996
600,000	Barclays Plc, 3.65%, 3/16/25	575,904
1,000,000	Barclays Plc, 5.30%, 8/9/26(c)	993,129
300,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 5.39%, 9/13/23(a)	299,884
1,305,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 5.30%, 3/3/27(a)	1,269,183
250,000	Citigroup, Inc., 4.14%, 5/24/25(c)	246,181
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.06%, 6/9/27(a)	955,303
500,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	494,010

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 750,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.700%), 4.60%, 1/24/25(a)	$738,137
250,000	HSBC Holdings Plc, 0.73%, 8/17/24(c)	240,980
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	508,793
350,000	HSBC Holdings Plc, 3.95%, 5/18/24(c)	347,003
1,000,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 5.70%, 3/10/26(a)	981,188
250,000	JPMorgan Chase & Co., 3.56%, 4/23/24(c)	248,395
1,000,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.850%), GMTN, 4.76%, 1/10/25(a)	997,784
500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), 4.90%, 6/23/25(a)	489,361
400,000	Lloyds Banking Group Plc, 0.70%, 5/11/24(c)	392,195
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	976,857
1,335,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	1,326,501
475,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	437,061
905,000	Morgan Stanley, 3.62%, 4/17/25(c)	882,735
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	767,133
680,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	659,004
500,000	Santander UK Group Holdings Plc, 3.37%, 1/5/24(c)	500,000
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 4.93%, 1/21/26(a),(b)	722,105
1,400,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	1,366,179
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	277,560
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,084,681

		22,861,144

Technology — 4.77%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	310,054
1,025,000	Microchip Technology, Inc., 0.97%, 2/15/24	974,480
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	470,093
1,000,000	Qorvo, Inc., 1.75%, 12/15/24(b)	922,635
875,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	857,091
725,000	Western Digital Corp., 4.75%, 2/15/26	682,044

		4,216,397

Utilities — 3.06%
1,000,000	CenterPoint Energy, Inc., (Secured Overnight Financing Average Index + 0.650%), 4.78%, 5/13/24(a)	987,781
1,115,000	Emera US Finance LP, 0.83%, 6/15/24	1,043,284
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	675,359

		2,706,424

Total Corporate Bonds (Cost $39,787,125)		38,190,069

Asset Backed Securities — 29.67%
234,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49%, 9/18/26	216,942

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 160,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	$157,278
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	287,771
100,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D, 1.80%, 12/18/25	94,882
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	345,949
145,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.04%, 8/15/25	144,204
300,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	293,363
705,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 1/15/26	679,675
100,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	96,987
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	120,237
572,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	560,461
1,000,000	CarMax Auto Owner Trust, Series 2020-3, Class D, 2.53%, 1/15/27	930,392
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	744,222
1,189,816	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	1,144,932
1,750,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	1,608,790
1,399,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	1,255,484
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	1,343,554
105,150	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	104,158
256,419	Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18%, 10/15/26	253,347
230,033	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	225,897
14,157	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	14,133
900,000	Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70%, 5/17/27	882,964
84,611	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	83,937
1,100,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	1,035,297
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	713,595
1,500,000	Exeter Automobile Receivables Trust, Series 2019-1A, Class E, 5.20%, 1/15/26(b)	1,485,946

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 2,340,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(b)	$2,282,363
1,100,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	1,005,799
1,000,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	919,816
700,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	699,681
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	58,430
50,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	48,680
1,040,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class C, 0.92%, 12/15/27(b)	913,514
809,321	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	725,723
506,676	MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(b)	492,807
900,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 5.73%, 10/17/29(a),(b)	868,410
16,145	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	16,116
78,233	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	77,600
625,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	586,157
896,164	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	796,484
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	567,044
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	1,190,245
170,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	169,330

Total Asset Backed Securities (Cost $28,144,535)		26,242,596

Collateralized Mortgage Obligations — 21.96%
1,010,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 5.68%, 1/16/37(a),(b)	952,352
1,442,011	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 6.39%, 4/25/29(a),(b)	1,431,840
633,260	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 5.74%, 10/15/36(a),(b)	582,021
857,211	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 5.72%, 10/15/38(a),(b)	806,320
1,250,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 8.22%, 6/15/27(a),(b)	1,236,176
1,200,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.19%, 3/15/39(a),(b)	1,130,599

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,232,334	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.17%, 4/15/37(a),(b)	$1,162,678
1,500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.67%, 2/10/47(b),(d)	1,402,668
535,355	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.550%), 5.48%, 10/25/41(a),(b)	524,243
670,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 5.83%, 12/25/41(a),(b)	626,526
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 7.43%, 3/25/42(a),(b)	755,701
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 7.03%, 3/25/42(a),(b)	326,000
1,503,912	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.19%, 4/25/29(a),(b)	1,472,179
1,500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(b),(d)	1,273,568
697,686	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 4.83%, 11/25/41(a),(b)	678,623
1,380,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 6.33%, 2/25/42(a),(b)	1,341,738
516,318	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(d)	455,886
1,500,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 6.29%, 1/15/39(a),(b)	1,394,489
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(d)	251,743
1,500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(d)	1,381,825
286,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(b),(d)	234,632

Total Collateralized Mortgage Obligations (Cost $20,591,862)		19,421,807

U.S. Treasury Obligations — 1.64%
U.S. Treasury Notes — 1.64%
1,500,000	0.25%, 9/30/23	1,450,781

Total U.S. Treasury Obligations (Cost $1,451,386)		1,450,781

U.S. Government Agency Backed Mortgages — 1.26%
Fannie Mae — 0.00%
355	Series 2003-55, Class CD, 5.00%, 6/25/23	354

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

FREMF Mortgage Trust — 1.26%
$ 1,120,000	Series 2016-K722, Class B, 3.95%, 7/25/49(b),(d)	$1,115,035

Total U.S. Government Agency Backed Mortgages (Cost $1,173,667)		1,115,389

Shares

Investment Company — 1.37%
1,212,315	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	1,212,315

Total Investment Company (Cost $1,212,315)		1,212,315

Total Investments (Cost $92,360,890) — 99.08%		$87,632,957
Other assets in excess of liabilities — 0.92%		810,140

NET ASSETS — 100.00%		$88,443,097

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of December 31, 2022:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	155	March 2023	$(34,351)	USD $	31,787,110	Barclays Capital Group

Total			$(34,351)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar